Organization and Business Background (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Details of Company's Subsidiary

Details of the Company’s subsidiaries:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. Phoenix Plus Corp.	Labuan / January 4, 2019	100 shares of ordinary share of US$1 each	Investment holding

2. Phoenix Plus International Limited	Hong Kong / March 19, 2019	1 ordinary share of HKD$1 each	Providing technical consultancy on solar power system and consultancy on green energy solution

Details of the Company’s subsidiary:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	Phoenix Plus Corp.	Labuan / January 4, 2019	100 share of ordinary share of US$1 each	Investment holding

2.	Phoenix Plus International Limited	Hong Kong / March 19, 2019	1 ordinary share of HKD$1	Providing technical consultancy on solar power system and consultancy on green energy solution